Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Contributed Surplus [Member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Accumulated other comprehensive income [member] Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income [member] Reserve of exchange differences on translation [member]	Accumulated other comprehensive income [member] Financial Assets At Fair Value Through Other Comprehensive Income [Member]	Accumulated other comprehensive income [member] Equity Securities At Fair Value Through Other Comprehensive Income [Member]	Equity attributable to owners of parent [member]	Common shares [member] Retained earnings [member]	Common shares [member] Issued capital [member]	Common shares [member] Treasury shares [member]	Preferred shares and other equity instruments [member]	Preferred shares and other equity instruments [member] Retained earnings [member]	Preferred shares and other equity instruments [member] Issued capital [member]	Preferred shares and other equity instruments [member] Treasury shares [member]
Balance at beginning of period at Oct. 31, 2023		$ 155	$ 73,008		$ (5,472)	$ (38)	$ 12,677	$ (413)	$ (127)			$ 25,434	$ (64)			$ 10,853	$ (65)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		5										42
Shares issued as a result of dividend reinvestment plan												137
Purchase of shares for cancellation and other												(295)
Issue of shares and other equity instruments																0
Purchase of shares													(3,096)				(98)
Purchase of shares and other equity instruments																0	(98)
Sale of shares and other equity instruments																	136
Sale of shares													3,102
Net premium (discount) on sale of treasury instruments		13
Other		(1)
Net income attributable to equity instrument holders			2,824
Preferred dividends and distributions on other equity instruments											$ (1,807)				$ (74)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			(1,428)
Share and other equity instrument issue expenses			0
Remeasurement gain/(loss) on employee benefit plans	$ (164)		(164)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			(2)
Other comprehensive income (loss)	250							241
Allowance for credit losses | IFRS 17 [member]			(10)	$ 10
Allowance for credit losses	(1)							(1)
Other comprehensive income (loss)									144
Reclassification of loss/(gain) to retained earnings									2
Other comprehensive income (loss)	(39)					(39)
Other comprehensive income (loss)	(2,127)						(2,127)
Other comprehensive income (loss)	1,968				1,968
Share of accumulated other comprehensive income (loss) from investment in Schwab	882			(2,995)
Balance at end of period at Jan. 31, 2024		172	72,347	3,830	(3,504)	(77)	10,550	(163)	19	$ 112,435		25,318	(58)	$ 10,853		10,853	(27)
Balance at beginning of period at Oct. 31, 2024	115,160	204	70,826		(2,924)	(22)	12,893	(208)	35			25,373	(17)			10,888	(18)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		0										25
Shares issued as a result of dividend reinvestment plan												130
Purchase of shares for cancellation and other												0
Issue of shares and other equity instruments																750
Purchase of shares													(3,504)				(1,120)
Purchase of shares and other equity instruments																500	(1,120)
Sale of shares and other equity instruments																	1,087
Sale of shares													3,483
Net premium (discount) on sale of treasury instruments		(12)
Other		(3)
Net income attributable to equity instrument holders			2,793
Preferred dividends and distributions on other equity instruments											$ (1,836)				$ (86)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			0
Share and other equity instrument issue expenses			(2)
Remeasurement gain/(loss) on employee benefit plans	18		18
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			5
Other comprehensive income (loss)	109							110
Allowance for credit losses | IFRS 17 [member]			0	0
Allowance for credit losses	(1)							(1)
Other comprehensive income (loss)									16
Reclassification of loss/(gain) to retained earnings									(5)
Other comprehensive income (loss)	(7)					(7)
Other comprehensive income (loss)	2,636						2,636
Other comprehensive income (loss)	205				205
Share of accumulated other comprehensive income (loss) from investment in Schwab	(338)			(2,208)
Balance at end of period at Jan. 31, 2025	$ 119,004	$ 189	$ 71,718	$ 10,520	$ (2,719)	$ (29)	$ 15,529	$ (99)	$ 46	$ 119,004		$ 25,528	$ (38)	$ 11,138		$ 11,138	$ (51)